4. Property and Equipment	6 Months Ended
Mar. 31, 2013
Notes
4. Property and Equipment

4.     Property and Equipment

The following is a summary of property and equipment:

March 31, 2013
Computer equipment	$711,123
Equipment	46,731
Office furniture	127,670
885,524
Less accumulated depreciation	(702,094)
Property and equipment, net	$183,430

Depreciation expense for the three months ended March 31, 2013 and 2012 was $23,022 and $23,874, respectively. Depreciation expense for the six months ended March 31, 2013 and 2012 was $46,367 and $53,515, respectively.